Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Income taxes paid	$ 11,215	$ 40,009
Interest paid, excluding amounts capitalized	20,676	8,959
Assets acquired through capital lease obligations	328	19,511
Accrued capital expenditures	46,045	12,741
Distributions receivable from equity method investee	0	3,740
Distributions accrued on unvested NTI equity awards	3,964	0
Transfer of capital spares from fixed assets to other assets	$ 699	$ 0